Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities
The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	As of October 1, 2023
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Carlyle warrants	$—	$—	$7,683	$7,683
Public warrants	1,413	—	—	1,413
Private placement warrants	—	1,027	—	1,027
Working capital warrants	—	117	—	117
Forward purchase agreement liabilities	—	—	6,586	6,586

Total	$1,413	$1,144	$14,269	$16,826

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$14,152	$14,152

Total	$—	$—	$14,152	$14,152

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$14,152	$14,152

Total	$—	$—	$14,152	$14,152

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$1,129	$1,129
Convertible debt embedded derivatives	—	—	1,481	1,481
SAFE agreements	—	—	6,397	6,397

Total	$—	$—	$9,007	$9,007

Schedule of Warrants Based on a Black Scholes Option Pricing Method.	The Company valued the warrants based on a Black-Scholes Option Pricing Method, which included the following inputs:

	October 1, 2023	December 31, 2022
Expected term	7.0 years	—
Expected volatility	77.0%	—
Risk-free interest rate	3.92%	—
Expected dividend yield	0.0%	—

The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	October 1, 2023	December 31, 2022
Common stock trading price	$2.10	—
Simulation period	1.8 years	—
Risk-free rate	5.12%	—
Volatility	178.0%	—
Series B Redeemable Convertible Preferred Stock Warrant

	October 1, 2023	December 31, 2022
Expected term	—	3.1 years
Expected volatility	—	72.5%
Risk-free interest rate	—	4.2%
Expected dividend yield	—	0.0%
Series C Redeemable Convertible Preferred Stock Warrant

	October 1, 2023	December 31, 2022
Expected term	—	3.6 years
Expected volatility	—	72.5%
Risk-free interest rate	—	4.0%
Expected dividend yield	—	0.0%
Series
D-7
Redeemable Convertible Preferred Stock Warrant

	October 1, 2023	December 31, 2022
Expected term	—	1.5 years
Expected volatility	—	78.5%
Risk-free interest rate	—	4.7%
Expected dividend yield	—	0.0%

The following assumptions were used to calculate the fair value of the redeemable convertible preferred stock warrant liability:
Series B Redeemable Convertible Preferred Stock Warrant

	December 31,
	2022	2021
Expected term	3.1 years	4.1 years
Expected volatility	72.5%	73.0%
Risk-free interest rate	4.2%	1.1%
Expected dividend yield	0.0%	0.0%
Series C Redeemable Convertible Preferred Stock Warrant

	December 31,
	2022	2021
Expected term	3.6 years	4.6 years
Expected volatility	72.5%	73.0%
Risk-free interest rate	4.0%	1.2%
Expected dividend yield	0.0%	0.0%
Series D Redeemable Convertible Preferred Stock Warrant

	December 31,
	2022	2021
Expected term	1.5 years	—
Expected volatility	78.5%	—
Risk-free interest rate	4.7%	—
Expected dividend yield	0.0%	—

Schedule of Significant Unobservable Inputs (Level 3), and the Change in Fair Value Recorded in Other Income (Expense)
The following table presents a reconciliation of the Company’s financial liabilities measured at fair value as of December 31, 2022 using significant unobservable inputs (Level 3), and the change in fair value recorded in other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Warrant	Convertible Debt Embedded Derivatives	SAFEs
Balance as of December 31, 2020	$799	$579	$91
Issuance of 2021-A Convertible Notes	—	566	—
Issuance of 2021-Rogers SAFE	—	—	5,000
Change in fair value	330	336	1,306

Balance as of December 31, 2021	$1,129	$1,481	$6,397
Conversion of debt into preferred shares	—	(1,481)	—
Conversion of SAFEs into preferred shares	—	—	(6,397)
Assumption of SAFEs in Solaria acquisition	—	—	60,470
Conversion of SAFEs from Solaria acquisition into preferred shares	—	—	(60,470)
Issuance of Series D Warrants Tranche A	6,527	—	—
Issuance of Series D Warrants Tranche B	1,285	—	—
Change in fair value	5,211	—	—

Balance as of December 31, 2022	$14,152	$—	$—

Schedule of Reconciles the Change in Value of the Redeemable Convertible Preferred Stock Warrant Liability
The table below reconciles the change in value of the redeemable convertible preferred stock warrant liability from each warrant to the total redeemable convertible preferred stock warrant liability recorded within the accompanying consolidated balance sheets (amounts in thousands):

	Series B Warrants	Series C Warrants	Series D Tranche A Warrants	Series D Tranche B Warrants	Total
Balance as of December 31, 2020	$5	$794	$—	$—	$799
Change in fair value	3	327	—	—	330

Balance as of December 31, 2021	8	1,121	—	—	1,129
Change in fair value	42	5,169	—	—	5,211
Issuance of warrants in connection with acquisition of Solaria (Note 3)	—	—	6,527	1,285	7,812

Balance as of December 31, 2022	$50	$6,290	$6,527	$1,285	$14,152

Schedule of Reconciliation of Embedded Derivative Liability
The table below reconciles the embedded derivative liability from each of the series of convertible notes to the total derivative liability recorded on the accompanying consolidated balance sheets (amounts in thousands)

	2019-A Convertible Notes	2020-A Convertible Notes	2021-A Convertible Notes	Totals
Balance as of December 31, 2020	$18	$561	$—	$579
Issuance of 2021-A Convertible Notes	—	—	566	566
Change in fair value	17	234	85	366

Balance as of December 31, 2021	35	795	651	1,481
Extinguishment upon Series D issuance	(35)	(795)	(651)	(1,481)

Balance as of December 31, 2022	$—	$—	$—	$—

Schedule of Next Equity Financing Based on Inputs Included in a Black-Scholes Model	The realizable value upon the Next Equity Financing was determined based on the following inputs that were included in a Black-Scholes model, which contains the following inputs:

	December 31,
	2022	2021
Expected fair value of preferred stock	N/A	$4.84
Expected term	N/A	0.2 years
Volatility	N/A	76.4%
Risk-free interest rate	N/A	0.1%